Shareholder Report, Holdings (Details) - Bretton Fund	Jun. 30, 2026
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	35.86%
Financials
Holdings [Line Items]
Percent of Net Asset Value	30.76%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	21.06%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.13%
Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	4.11%
Net Cash
Holdings [Line Items]
Percent of Net Asset Value	1.08%
Alphabet Inc. - Class C
Holdings [Line Items]
Percent of Net Asset Value	15.92%
UnitedHealth Group Incorporated
Holdings [Line Items]
Percent of Net Asset Value	7.13%
JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	6.21%
American Express Company
Holdings [Line Items]
Percent of Net Asset Value	6.18%
Ross Stores Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.84%
The Progressive Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.77%
Bank of America Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.67%
AutoZone, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.05%
Visa Inc. - Class A
Holdings [Line Items]
Percent of Net Asset Value	4.83%
MasterCard Incorporated - Class A
Holdings [Line Items]
Percent of Net Asset Value	4.46%